Equity (Details) $ / shares in Units, ¥ in Millions				12 Months Ended
	Nov. 20, 2025 USD ($) $ / shares shares	Jul. 17, 2025 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Aug. 31, 2024 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares
Equity [Line Items]
Shares authorized					500,000,000
Shares par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares issued					169,110,000
Number of shareholders			4
Ordinary shares outstanding					169,110,000
Share price (in Dollars per share) | $ / shares	$ 0.85
Net assets (in Yuan Renminbi) | ¥							¥ 130
Share Capital Reorganization [Member]
Equity [Line Items]
Shares authorized		400,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Common stock voting rights		which will be entitled to fifty (50) votes per share
Authorized share capital (in Dollars) | $		$ 50,000
Increase of Authorized Share Capital [Member]
Equity [Line Items]
Authorized share capital (in Dollars) | $		50,000
Increase in authorized share capital (in Dollars) | $		$ 1,000,000
Common Stock [Member]
Equity [Line Items]
Shares authorized			50,000
Shares par value (in Dollars per share) | $ / shares			$ 1
Ordinary shares issued			10,000				121,110,000
Shares exchange amount (in Dollars) | $			$ 10,000
Ordinary shares outstanding					169,110,000		121,110,000	121,110,000
Number of shares issued	348,000,000
Common Stock [Member] | 2024 Share Incentive Plan [Member]
Equity [Line Items]
Ordinary shares issued						48,000,000
Profit Appropriation and Restricted Net Assets [Member]
Equity [Line Items]
Statutory reserves percentage				10.00%
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized				9,900,000,000
Shares par value (in Dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				462,320,000
Ordinary shares outstanding				462,320,000
Class A Ordinary Shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Shares authorized		400,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares issued		400,000,000
Class A Ordinary Shares [Member] | Increase of Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized		400,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Increase in common stock, shares authorized		9,900,000,000
Increase in authorized share capital		9,500,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares outstanding				462,320,000
Class A Ordinary Shares [Member] | RongDe [Member]
Equity [Line Items]
Number of shares repurchased		54,790,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized				100,000,000
Shares par value (in Dollars per share) | $ / shares				$ 0.0001
Ordinary shares issued				54,790,000
Ordinary shares outstanding				54,790,000
Class B Ordinary Shares [Member] | Share Capital Reorganization [Member]
Equity [Line Items]
Shares authorized		100,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Common Stock, Shares Subscribed but Unissued		100,000,000
Class B Ordinary Shares [Member] | Increase of Authorized Share Capital [Member]
Equity [Line Items]
Shares authorized		100,000,000
Shares par value (in Dollars per share) | $ / shares		$ 0.0001
Increase in common stock, shares authorized		100,000,000
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Ordinary shares outstanding				54,790,000
Class B Ordinary Shares [Member] | RongDe [Member]
Equity [Line Items]
Number of shares issued		54,790,000
American Depositary Shares [Member]
Equity [Line Items]
Number of shares issued	5,800,000
IPO [Member] | American Depositary Shares [Member]
Equity [Line Items]
Gross proceeds (in Dollars) | $	$ 4,900,000